Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2024	2025
Rental and utility deposit	$23	$23
Advance to suppliers	5	58
Prepayment	404	412
Dividend receivable	196	222
Others	600	897
	$1,228	$1,612